Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Classes of employee benefits expense [abstract]
Salaries and wages	¥ 32,155		¥ 27,178	¥ 26,057
Contributions to defined contribution pension schemes	5,550		5,236	5,057
Contributions to medical insurance	2,010		1,889	1,678
Contributions to housing fund	2,722		2,569	2,307
Other benefits	34		35	41
Employee benefit expenses	¥ 42,471	$ 6,528	¥ 36,907	¥ 35,140